Pension and Other Employee Benefit Plans (Components of Net Periodic Cost of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 44,367	¥ 38,032	¥ 33,578
Interest costs on projected benefit obligations	5,724	10,479	13,060
Expected return on plan assets	(35,969)	(40,603)	(38,087)
Amortization of prior service benefits	(195)	(195)	(195)
Amortization of net actuarial loss (gain)	780	(4,108)	150
Special termination benefits	3,857	4,456	5,504
Net periodic benefit cost	¥ 18,564	¥ 8,061	¥ 14,010